Transition to IFRS 9 (Tables)	12 Months Ended
Oct. 31, 2018
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Summary Result in a Change to the Carrying Value of the Item on the Statement of Financial Position

These adjustments, which include expected credit loss, result in a change to the carrying value of the item on the Statement of Financial Position with an impact to shareholders’ equity net of tax.

		IAS 39	IAS 39			IFRS 9	IFRS 9
As at November 1, 2017 ($ millions)	Note	Measurement basis	Carrying amount	Reclassification	Remeasurement	Carrying amount	Measurement basis	IFRS 9
Assets
Cash and deposits with financial institutions		Amortized cost	$59,663	$–	$(3)	$59,660	Amortized cost	Cash and deposits with financial institutions	*
Precious metals		FVTPL	5,717	–	–	5,717	FVTPL	Precious metals
Trading Assets								Trading assets
Debt securities	[1]	FVTPL	39,333	76	–	39,409	FVTPL	Debt securities
Equity securities		FVTPL	39,319	–	–	39,319	FVTPL	Equity securities
Loans	[3]	FVTPL	17,312	660	1	17,973	FVTPL	Loans
Other		FVTPL	2,500	–	–	2,500	FVTPL	Other
			98,464	736	1	99,201
Financial assets designated at FVTPL								Financial assets designated at FVTPL
Debt securities		FVTPL (Designated)	13	–	–	13	FVTPL (Designated)	Debt securities
Securities purchased under resale agreements and securities borrowed		Amortized cost	95,319	–	–	95,319	Amortized cost	Securities purchased under resale agreements and securities borrowed	*
Derivative financial instruments	[3]	FVTPL	35,364	(2)	–	35,362	FVTPL	Derivative financial instruments
Investment securities								Investment securities
Debt securities	[1,5,8]	Amortized cost	18,765	4,205	118	23,088	Amortized cost	Debt securities	*
Debt securities	[1]	FVOCI	49,193	(4,281)	–	44,912	FVOCI	Debt securities
Equity securities	[2]	FVOCI	1,311	(301)	–	1,010	FVOCI	Equity securities
Equity securities	[2]	FVOCI	–	301	–	301	FVTPL	Equity securities
			69,269	(76)	118	69,311
Loans								Loans
Residential mortgages	[3,4]	Loans & receivables	236,916	(33)	(134)	236,749	Amortized cost	Residential mortgages
Personal loans	[4]	Loans & receivables	89,227	–	2	89,229	Amortized cost	Personal loans
Credit cards	[4]	Loans & receivables	14,104	–	–	14,104	Amortized cost	Credit cards
Business and government	[3]	Loans & receivables	168,449	(623)	–	167,826	Amortized cost	Business and government
			508,696	(656)	(132)	507,908
Allowance for credit loss	[5]	Loans & receivables	(4,327)	–	(593)	(4,920)	Amortized cost	Allowance for credit loss
Other								Other
Customers’ liability under acceptances	[5]	Amortized cost	13,560	–	(16)	13,544	Amortized cost	Customer’s liability under acceptances	*
Property and equipment			2,381	–	–	2,381		Property and equipment
Investment in associates	[5]		4,586	–	(184)	4,402		Investment in associates
Goodwill and other intangible assets			12,106	–	–	12,106		Goodwill and other intangible assets
Deferred tax assets	[1,6]		1,713	–	50	1,763		Deferred tax assets
Other assets	[5]		12,749	–	(2)	12,747		Other assets
			47,095	–	(152)	46,943
Total assets			$915,273	$2	$ (761)	$914,514
Liabilities
Deposits		Amortized cost	$625,367	$–	$–	$625,367	Amortized cost	Deposits
Financial instruments designated at fair value through profit or loss		FVTPL	4,663	–	–	4,663	FVTPL	Financial instruments designated at fair value through profit or loss
Other								Other
Acceptances		Amortized cost	13,560	–	–	13,560	Amortized cost	Acceptances
Obligations related to securities sold short		Amortized cost	30,766	–	–	30,766	Amortized cost	Obligations related to securities sold short
Derivative financial instruments	[3]	FVTPL	34,200	(2)	–	34,198	FVTPL	Derivative financial instruments
Obligations related to securities sold under repurchase agreements and securities lent		Amortized cost	95,843	–	–	95,843	Amortized cost	Obligations related to securities sold under repurchase agreements and securities lent
Subordinated debentures		Amortized cost	5,935	–	–	5,935	Amortized cost	Subordinated debentures
Other liabilities	[7]		43,314	4	(151)	43,167		Other liabilities
Total liabilities			853,648	2	(151)	853,499
Equity
Common equity								Common equity
Common shares			15,644	–	–	15,644		Common shares
Retained earnings	[1,2]		38,117	49	(613)	37,553		Retained earnings
Accumulated other comprehensive income	[1,2]		1,577	(49)	100	1,628		Accumulated other comprehensive income
Other reserves			116	–	–	116		Other reserves
Total common equity			55,454	–	(513)	54,941		Total common equity
Preferred shares			4,579	–	–	4,579		Preferred shares
Total equity attributable to equity holders to the Bank			60,033	–	(513)	59,520		Total equity attributable to equity holders to the Bank
Non-controlling interests in subsidiaries			1,592	–	(97)	1,495		Non-controlling interests in subsidiaries
			61,625	–	(610)	61,015
Total liabilities and equity			$915,273	$2	$ (761)	$914,514

*	Net of applicable allowance for credit losses.
(1)

AFS Debt instruments of $4,281 measured at fair value through other comprehensive income (FVOCI) were reclassified to amortized cost in the amount of $4,205 and $76 to fair value through profit or loss (FVTPL). The reclassifications were due to the business model being “held-to-collect” and the cash flows that did not represent payments that are solely payments of principal and interest (SPPI). The reclassification of debt instruments to amortized cost resulted in remeasurement of $118 with an offset to other comprehensive income (AOCI) and deferred tax assets. The reclassification of AOCI to retained earnings related to FVTPL classification.

(2)	AFS Equity instruments of $301 previously fair valued through OCI are now classified as FVTPL, which resulted in reclassification of AOCI to retained earnings.
(3)

Certain precious metal loans of $627 and the related derivatives that failed the SPPI test were classified to FVTPL, and $33 of residential mortgages were reclassified to trading to reflect the business model.

(4)	Adjustments to certain balances against allowance for credit losses.
(5)	Expected credit loss on financial assets and the Bank’s share of associated corporations.
(6)	The increase in deferred tax assets relates to the impact of the IFRS 9 related adjustments to retained earnings.
(7)

The decrease in remeasurement of $151 is comprised of a reduction in deferred tax liabilities of $129, a net decrease of $22 which includes allowance for credit losses related to undrawn commitments, letters of credit and letters of guarantee.

(8)

Debt securities managed under a business model of held-to-collect were reclassifed from available-for-sale to amortized cost. As of October 31, 2018, the fair value of these securities was $3,951. For the year ended October 31, 2018, $67 of losses would have been recognized in other comprehensive income if the securities had not been reclassified.

Summary of Reconciliation of Impairment Allowance Balance from IAS 39 to IFRS 9

The following table reconciles the closing impairment allowance for financial assets in accordance with IAS 39 and provisions for loan commitments and financial guarantee contracts in accordance with IAS 37 Provisions, Contingent Liabilities and Contingent Assets as at October 31, 2017 to the opening impairment allowance under IFRS 9 as at November 1, 2017.

($ millions)	Impairment allowance under IAS 39 as at October 31, 2017	Remeasurement	Impairment allowance under IFRS 9 as at November 1, 2017
Loans and acceptances(1)	$4,327	$611	$4,938
Investment securities (Debt) at amortized cost	–	1	1
Investment securities (Debt) at FVOCI(2)	–	13	13
Deposits with financial institutions	–	3	3
Off-balance sheet credit risks(3)	120	(36)	84
Total	$4,447	$592	$5,039

(1)	The remeasurement impact of $611 is comprised of loans $593, acceptances $16 and accrued interest of $2.
(2)	The allowance for credit losses of $13 is recorded in accumulated other comprehensive income. These debt securities remain at fair value on the balance sheet.
(3)	Off-balance sheet credit risks include credit risks such as undrawn lending commitments, letters of credit and letters of guarantee.